Income taxes - Deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Net deferred tax liabilities		€ (87)
Trade receivables
Deferred tax assets and liabilities
Deferred tax assets	€ 9
Deferred tax liabilities		(7)
Other receivables and current assets
Deferred tax assets and liabilities
Deferred tax assets	108	722
Deferred tax liabilities	(136)	(7)
Inventories.
Deferred tax assets and liabilities
Deferred tax assets	4	8
Deferred tax liabilities		(4)
Property, Plant & Equipment
Deferred tax assets and liabilities
Deferred tax assets	3	5
Deferred tax liabilities	(3,100)	(309)
Non-current other assets
Deferred tax assets and liabilities
Deferred tax assets	57
Deferred tax liabilities	(8)	(79)
Current financial assets.
Deferred tax assets and liabilities
Deferred tax assets	272
Deferred tax liabilities		(838)
Non-current financial assets.
Deferred tax assets and liabilities
Deferred tax liabilities	(263)
Trade liabilities
Deferred tax assets and liabilities
Deferred tax assets	226	320
Contract liabilities.
Deferred tax assets and liabilities
Deferred tax assets	1,302	543
Deferred tax liabilities	(1,381)	(607)
Contract liabilities non-current
Deferred tax assets and liabilities
Deferred tax assets	79	65
Other current liabilities and provisions
Deferred tax assets and liabilities
Deferred tax assets	475	19
Deferred tax liabilities	(711)	(2,109)
Current financial liabilities.
Deferred tax assets and liabilities
Deferred tax assets	217	90
Deferred tax liabilities		(1,406)
Non-current financial liabilities.
Deferred tax assets and liabilities
Deferred tax assets	5,110	3,405
Tax losses carried forward
Deferred tax assets and liabilities
Deferred tax assets		467
Valuation allowance
Deferred tax assets and liabilities
Deferred tax assets	19	203
Deferred tax liabilities	(2,244)	(162)
Tax assets (liabilities)
Deferred tax assets and liabilities
Deferred tax assets	7,843	5,441
Deferred tax liabilities	(7,843)	(5,528)
Set off of tax
Deferred tax assets and liabilities
Deferred tax assets	7,843	5,441
Deferred tax liabilities	€ (7,843)	€ (5,441)